SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Oct. 01, 2024 HKD ($)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Post origination administrative services revenue	$ 562,715	$ 2,009,613	$ 3,504,367
Restricted cash and investments, current		235,215,536
Contract assets	7,024,096	29,146,040
Unsatisfied performance obligations	14,213	46,685
Revenue recognized included in the contract liabilities balance at the beginning of the years	179,280	57,349,420
Unrealized gain (loss)	0	0
Impairment loss	0	0	0
Employee defined contribution plan expensed	3,720,568	5,787,266	8,999,521
VAT incurred	$ 2,254,123	23,882,094	$ 39,315,126
Number of segments | segment	1
Depreciation of mining machines (in percent)	0.00%			0.00%	0.00%
Estimated useful lives of mining machines	3 years
Deposit Protection Scheme | Mainland China
Financial Instruments Owned and Pledged as Collateral [Line Items]
Cash deposited in financial institutions insured by the deposit protection scheme | ¥				¥ 500
Deposit Protection Scheme | Hong Kong
Financial Instruments Owned and Pledged as Collateral [Line Items]
Cash deposited in financial institutions insured by the deposit protection scheme					$ 800	$ 500
General VAT
Financial Instruments Owned and Pledged as Collateral [Line Items]
Applicable tax rate (in percent)	6.00%
Small Scale VAT
Financial Instruments Owned and Pledged as Collateral [Line Items]
Applicable tax rate (in percent)	3.00%
Assets pledged as collateral | Financial services sector
Financial Instruments Owned and Pledged as Collateral [Line Items]
Restricted cash	$ 40,858,623	$ 84,186,447
Minimum | Computer software, intangible asset
Financial Instruments Owned and Pledged as Collateral [Line Items]
Estimated useful life of intangible assets	6 years			6 years	6 years
Minimum | General VAT
Financial Instruments Owned and Pledged as Collateral [Line Items]
Applicable tax rate (in percent)	6.00%
Maximum | Computer software, intangible asset
Financial Instruments Owned and Pledged as Collateral [Line Items]
Estimated useful life of intangible assets	10 years			10 years	10 years
Maximum | General VAT
Financial Instruments Owned and Pledged as Collateral [Line Items]
Applicable tax rate (in percent)	13.00%
Weighted average | Computer software, intangible asset
Financial Instruments Owned and Pledged as Collateral [Line Items]
Weighted average amortization period	8 years 2 months 4 days	8 years 6 months 3 days		8 years 2 months 4 days	8 years 2 months 4 days